CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents
SCHEDULE OF CASH AND CASH EQUIVALENTS
	December 31, 2023	December 31, 2022
Cash held in banks	$3,093,612	$7,500,607
Guaranteed investment certificates	-	394,174
	$3,093,612	$7,894,781